S000084921 [Member] Average Annual Total Returns		12 Months Ended	45 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.91%	9.05%	[2]
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	13.83%	[2]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.88%	11.54%	[2]
Performance Inception Date			Apr. 12, 2022
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.14%	9.58%	[2]
Performance Inception Date			Apr. 12, 2022
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.32%	8.98%	[2]
Performance Inception Date			Apr. 12, 2022

[1]	Index returns shown are net of withholding taxes.
[2]	Inception for the Institutional Shares is April 12, 2022.